Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2025 up through the date of this report, which is the date that these consolidated financial statements are available to be issued, there were no other any material subsequent events that require disclosure in these consolidated financial statements other than disclosed below.

On January 28, 2026, the Board of Directors approved a 1-for-50 reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares, which became effective on March 6, 2026. As a result, every fifty issued and outstanding Class A and Class B ordinary shares were consolidated into one share, respectively. Following the reverse stock split, the Company’s authorized share capital was adjusted to 20,000,000 shares, consisting of 18,000,000 Class A ordinary shares and 2,000,000 Class B ordinary shares, with a par value of $0.0025 per share.

As of the date of this report, the Company has 2,905,328 Class A Ordinary Shares (including 2,000,000 Resale Shares) and 160,000 Class B Ordinary Shares issued and outstanding.